SEGMENTED INFORMATION (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Reclamation deposits	$ 21,055	$ 21,055	$ 21,055
Equipment	153,800	159,484	101,162	$ 531,911
Mineral properties	31,806,594	23,782,885	3,643,720	$ 13,299,906
Total	31,981,449	23,963,423	3,765,937
Canada
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	9,729	12,005	14,839
Mineral properties	0	0	0
Total	9,729	12,005	14,839
USA
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	80,401	89,826	22,713
Mineral properties	13,290,081	8,600,658	3,643,720
Total	13,370,482	8,690,484	3,666,433
Mongolia
Disclosure of operating segments [line items]
Reclamation deposits	21,055	21,055	21,055
Equipment	2,790	35,721	33,440
Mineral properties	0	0	0
Total	23,845	56,776	54,495
Bolivia
Disclosure of operating segments [line items]
Reclamation deposits	0	0	0
Equipment	60,880	21,932	30,170
Mineral properties	18,516,513	15,182,226	0
Total	$ 18,577,393	$ 15,204,158	$ 30,170